Long-term debt (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Total placed in original currency	$ 3,752,113	$ 3,274,235	$ 3,472,993
Total	$ 549,241	548,857
Avianca Holdings S.A., Avianca Leasing, LLC and Grupo Taca Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Original Currency	USD
Total placed in original currency		550,000
Total	$ 549,241	548,857
Issuers:	Avianca Holdings S.A., Avianca Leasing, LLC, and Grupo Taca Holdings Limited
Guarantors:	Líneas Aéreas Costarricenses, S.A., Trans American Airlines S.A., and Taca International Airlines, S.A. fully and unconditionally guarantee the total Notes. Aerovías del Continente Americano – Avianca, S.A. unconditionally guarantee the obligations of Avianca Leasing, LLC under the Senior Notes in an amount equal to $375 million.
Notes offered:	$550,000 aggregate principal amount of 8.375% Senior Notes due 2020.
Initial Issue Price:	98.706%
Initial Issue Date:	May 10, 2013
Issue Amount:		$ 300,000
Interest:	The Senior Notes will bear interest at a fixed rate of 8.375% per year. The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, 2013. Interest will accrue from May 10, 2013. The second issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on May 10, 2014.
Second Issue Price:	104.50%
Second Issue Date:	Apr. 08, 2014
Maturity Date:	The Senior Notes will mature on May 10, 2020.